Capital Management and Solvency - Aegon's Estimated Capital Position (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025 [2]	Dec. 31, 2024
Disclosure Of Estimated Capital Position [Line Items]
Group solvency ratio	[1]	184.00%	188.00%
Aegons Insurance Group [member]
Disclosure Of Estimated Capital Position [Line Items]
Group Eligible Own Funds		€ 11,901	€ 14,030
Group SCR		€ 6,464	€ 7,466

[1]	Including our share of a.s.r. Excess of Assets over Liabilities (minus own shares and minus minority interests) and SCR in our Group Solvency numbers.
[2]	The solvency ratios are estimates and are not final until filed with the respective supervisory authority.